UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund
July 31, 2016 (Unaudited)

Common Stocks - 98.0%	Shares		Value ($)
Automobiles & Components - .7%
Dana Holding	309,547		4,222,221
Gentex	606,514	[a]	10,717,102
Thor Industries	96,503		7,386,340
			22,325,663
Banks - 5.9%
Associated Banc-Corp	320,525		5,961,765
BancorpSouth	176,992		4,215,949
Bank of Hawaii	90,510	[a]	6,237,949
Bank of the Ozarks	187,799	[a]	6,758,886
Cathay General Bancorp	153,530		4,602,829
Commerce Bancshares	174,864		8,269,319
Cullen/Frost Bankers	114,727	[a]	7,788,816
East West Bancorp	306,227		10,479,088
F.N.B.	435,197		5,200,604
First Horizon National	494,756		7,203,647
FirstMerit	354,683		7,529,920
Fulton Financial	366,393		5,001,264
Hancock Holding	163,667		4,744,706
International Bancshares	114,523		3,140,221
MB Financial	128,280		4,924,669
New York Community Bancorp	1,024,808		14,808,476
PacWest Bancorp	243,365		10,063,143
PrivateBancorp	167,729		7,413,622
Prosperity Bancshares	138,115		7,056,295
Signature Bank	112,986	[b]	13,585,437
SVB Financial Group	109,152	[b]	10,961,044
Synovus Financial	264,572		8,053,572
TCF Financial	360,223		4,895,431
Trustmark	139,820		3,649,302
Umpqua Holdings	461,628		7,030,594
Valley National Bancorp	465,870		4,225,441
Washington Federal	189,912		4,747,800
Webster Financial	192,359		6,917,230
			195,467,019

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.0% (continued)	Shares		Value ($)
Capital Goods - 9.9%
A.O. Smith	157,977		14,674,483
AECOM	323,183	[b]	11,469,765
AGCO	149,055	[a]	7,178,489
B/E Aerospace	217,252		10,392,249
Carlisle	136,226		14,070,784
CLARCOR	102,520		6,382,895
Crane	105,709		6,585,671
Curtiss-Wright	93,362		8,308,284
Donaldson	260,683	[a]	9,418,477
EMCOR Group	127,327		7,092,114
Esterline Technologies	61,790	[b]	3,758,686
GATX	87,358	[a]	3,907,523
Graco	117,250		8,677,672
Granite Construction	84,847		4,223,684
Hubbell	110,470		11,911,980
Huntington Ingalls Industries	99,737		17,212,611
IDEX	161,126		14,467,504
ITT	192,130		6,092,442
Joy Global	204,703		5,655,944
KBR	300,351		4,210,921
Kennametal	164,969		4,101,129
KLX	109,150	[b]	3,525,545
Lennox International	82,432		12,925,338
Lincoln Electric Holdings	132,413		8,217,551
MSC Industrial Direct, Cl. A	101,375		7,281,766
Nordson	114,024		10,067,179
NOW	228,048	[b]	4,175,559
Orbital ATK	124,425		10,839,906
Oshkosh	156,239		8,607,206
Regal Beloit	95,546		5,829,261
Teledyne Technologies	73,477	[b]	7,715,085
Terex	231,202		5,581,216
Timken	146,897		4,913,705
Toro	115,985		10,664,821
Trinity Industries	321,928		7,471,949
Triumph Group	104,359		3,217,388
Valmont Industries	47,937		6,277,350
Wabtec	191,260	[a]	13,101,310
Watsco, Cl. A	53,984		7,775,855

Common Stocks - 98.0% (continued)	Shares		Value ($)
Capital Goods - 9.9% (continued)
Woodward	117,200		6,860,888
			324,842,185
Commercial & Professional Services - 2.1%
CEB	67,645		4,061,406
Clean Harbors	110,546	[b]	5,684,275
Copart	211,537	[b]	10,669,926
Deluxe	103,338		6,984,615
FTI Consulting	88,937	[b]	3,810,061
Herman Miller	126,445		4,143,603
HNI	92,214		4,807,116
Manpowergroup	150,834		10,467,880
MSA Safety	68,326		3,818,057
R.R. Donnelley & Sons	445,914	[a]	7,990,779
Rollins	200,661		5,654,627
			68,092,345
Consumer Durables & Apparel - 3.5%
Brunswick	192,790		9,566,240
CalAtlantic Group	158,789		5,749,750
Carter's	106,892		10,822,815
Deckers Outdoor	68,979	[a,b]	4,553,304
Fossil Group	85,821	[a,b]	2,711,944
Helen of Troy	58,048	[b]	5,782,161
Kate Spade & Company	268,819	[b]	5,830,684
KB Home	182,398	[a]	2,863,649
NVR	7,712	[b]	13,148,960
Polaris Industries	126,648	[a]	12,506,490
Skechers USA, Cl. A	280,421	[b]	6,735,712
Tempur Sealy International	128,480	[a,b]	9,716,942
Toll Brothers	323,134	[b]	9,050,983
TRI Pointe Group	304,306	[b]	4,092,916
Tupperware Brands	105,988	[a]	6,643,328
Vista Outdoor	128,392	[b]	6,426,020
			116,201,898
Consumer Services - 3.2%
Brinker International	116,546		5,493,978
Buffalo Wild Wings	40,170	[a,b]	6,746,953
Cheesecake Factory	93,952		4,860,137
Churchill Downs	25,101		3,291,494
Cracker Barrel Old Country Store	50,165	[a]	7,896,473
DeVry Education Group	121,052	[a]	2,695,828

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.0% (continued)	Shares		Value ($)
Consumer Services - 3.2% (continued)
Domino's Pizza	105,583		15,552,376
Dunkin' Brands Group	194,929		8,832,233
Graham Holdings, Cl. B	9,078		4,568,413
International Speedway, Cl. A	55,501		1,874,269
Jack in the Box	68,233		6,031,115
Panera Bread, Cl. A	47,949	[a,b]	10,516,175
Service Corporation International	408,168		11,314,417
Sotheby's	107,594	[a]	3,484,970
Texas Roadhouse	134,948	[a]	6,372,245
Wendy's	455,416		4,399,319
			103,930,395
Diversified Financials - 3.6%
CBOE Holdings	171,493		11,798,718
Eaton Vance	239,001	[a]	9,036,628
FactSet Research Systems	85,980		14,785,121
Federated Investors, Cl. B	200,059		6,315,863
Janus Capital Group	306,044		4,621,264
MarketAxess Holdings	79,789		12,898,690
MSCI	184,329		15,859,667
Raymond James Financial	267,401		14,680,315
SEI Investments	288,825		12,997,125
SLM	895,379	[b]	6,437,775
Stifel Financial	139,117	[b]	4,917,786
Waddell & Reed Financial, Cl. A	173,936		3,176,071
WisdomTree Investments	237,454	[a]	2,360,293
			119,885,316
Energy - 3.4%
CONSOL Energy	484,343	[a]	9,386,567
Denbury Resources	746,630	[a]	2,165,227
Dril-Quip	80,081	[b]	4,358,809
Energen	206,334		9,776,105
Ensco, Cl. A	642,298	[a]	5,889,873
Gulfport Energy	266,659	[b]	7,757,110
HollyFrontier	370,046		9,406,569
Nabors Industries	597,191		5,374,719
Noble	512,615	[a]	3,783,099
Oceaneering International	205,776		5,737,035
Oil States International	108,998	[b]	3,370,218
Patterson-UTI Energy	314,079		6,089,992
QEP Resources	503,412		9,162,098

Common Stocks - 98.0% (continued)	Shares		Value ($)
Energy - 3.4% (continued)
Rowan Cos., Cl. A	263,452		4,015,008
SM Energy	142,742	[a]	3,872,590
Superior Energy Services	323,020		5,158,629
Western Refining	167,346	[a]	3,489,164
World Fuel Services	148,410		7,064,316
WPX Energy	578,018	[b]	5,774,400
			111,631,528
Food & Staples Retailing - .8%
Casey's General Stores	82,969	[a]	11,079,680
Sprouts Farmers Markets	299,372	[a,b]	6,924,474
SUPERVALU	567,524	[b]	2,769,517
United Natural Foods	106,943	[b]	5,345,011
			26,118,682
Food, Beverage & Tobacco - 3.1%
Boston Beer, Cl. A	20,165	[a,b]	3,687,775
Dean Foods	194,976		3,599,257
Flowers Foods	380,679		7,000,687
Hain Celestial Group	217,934	[b]	11,504,736
Ingredion	152,627		20,336,021
Lancaster Colony	41,202		5,354,612
Post Holdings	135,525	[b]	11,745,952
Snyder's-Lance	169,747		5,815,532
Tootsie Roll Industries	37,127	[a]	1,378,525
TreeHouse Foods	119,844	[a,b]	12,366,702
WhiteWave Foods	375,218	[b]	20,820,847
			103,610,646
Health Care Equipment & Services - 6.4%
ABIOMED	82,939	[b]	9,784,314
Align Technology	153,658	[b]	13,698,611
Allscripts Healthcare Solutions	398,172	[a,b]	5,622,189
AmSurg	114,000	[b]	8,551,140
Community Health Systems	238,201	[b]	3,041,827
Cooper	102,742		18,747,333
Halyard Health	97,648	[b]	3,377,644
Hill-Rom Holdings	120,354		6,430,514
IDEXX Laboratories	189,871	[b]	17,808,001
LifePoint Health	91,332	[b]	5,405,028
LivaNova	91,324	[a,b]	4,753,414
MEDNAX	195,781	[b]	13,491,269
Molina Healthcare	88,357	[a,b]	5,019,561

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.0% (continued)	Shares		Value ($)
Health Care Equipment & Services - 6.4% (continued)
Owens & Minor	134,177	[a]	4,791,461
ResMed	297,715	[a]	20,506,609
STERIS	181,260	[a]	12,860,397
Teleflex	91,728		16,539,476
Tenet Healthcare	207,103	[b]	6,339,423
VCA	171,665	[b]	12,246,581
WellCare Health Plans	93,265	[b]	9,960,702
West Pharmaceutical Services	155,211		12,460,339
			211,435,833
Household & Personal Products - .6%
Avon Products	935,806		3,808,730
Edgewell Personal Care	126,143	[b]	10,672,959
Energizer Holdings	130,639		6,731,828
			21,213,517
Insurance - 4.7%
Alleghany	32,740	[b]	17,794,190
American Financial Group	151,050		11,041,755
Aspen Insurance Holdings	128,075		5,886,327
Brown & Brown	245,096		8,985,219
CNO Financial Group	377,918		6,564,436
Endurance Specialty Holdings	130,732		8,841,405
Everest Re Group	89,821		16,977,067
First American Financial	233,000		9,741,730
Genworth Financial, Cl. A	1,042,391	[b]	2,981,238
Hanover Insurance Group	91,445		7,529,581
Kemper	99,495		3,409,694
Mercury General	77,326	[a]	4,281,541
Old Republic International	518,270		10,044,073
Primerica	98,426	[a]	5,069,923
Reinsurance Group of America	136,010		13,498,992
RenaissanceRe Holdings	91,570		10,761,306
W.R. Berkley	206,596		12,021,821
			155,430,298
Materials - 7.1%
Allegheny Technologies	225,505	[a]	4,016,244
AptarGroup	133,091		10,405,054
Ashland	131,681		14,911,556
Bemis	198,765		10,144,966
Cabot	130,912		6,374,105
Carpenter Technology	97,644	[a]	3,832,527

Common Stocks - 98.0% (continued)	Shares		Value ($)
Materials - 7.1% (continued)
Commercial Metals	245,224		4,056,005
Compass Minerals International	72,124	[a]	5,019,109
Domtar	130,414		5,134,399
Eagle Materials	101,509		8,521,681
Greif, Cl. A	55,940		2,244,872
Louisiana-Pacific	307,035	[b]	6,202,107
Minerals Technologies	73,865	[a]	4,820,430
NewMarket	21,175		9,061,629
Olin	348,385		7,281,246
Packaging Corporation of America	199,772	[a]	14,920,971
PolyOne	175,697		6,161,694
Reliance Steel & Aluminum	152,356		11,950,805
Royal Gold	138,793		11,733,560
RPM International	281,953		15,298,770
Scotts Miracle-Gro, Cl. A	95,649		7,054,114
Sensient Technologies	94,413		6,970,512
Silgan Holdings	84,286		4,178,900
Sonoco Products	214,120		10,905,132
Steel Dynamics	512,839		13,754,342
United States Steel	312,832	[a]	8,599,752
Valspar	154,673	[a]	16,468,034
Worthington Industries	95,600		4,236,036
			234,258,552
Media - 1.6%
AMC Networks, Cl. A	130,282	[a,b]	7,212,411
Cable One	9,167		4,802,408
Cinemark Holdings	224,992		8,459,699
DreamWorks Animation SKG, Cl. A	152,936	[b]	6,265,788
John Wiley & Sons, Cl. A	100,899		5,821,872
Live Nation Entertainment	311,164	[b]	8,532,117
Meredith	80,148		4,366,463
New York Times, Cl. A	260,509	[a]	3,381,407
Time	216,678		3,538,352
			52,380,517
Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
Akorn	174,204	[b]	5,963,003
Bio-Rad Laboratories, Cl. A	44,115	[b]	6,400,645
Bio-Techne	77,971		8,765,500
Catalent	228,953	[b]	5,847,460
Charles River Laboratories International	99,533	[b]	8,751,937

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.0% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 2.6% (continued)
Mettler-Toledo International	56,724	[b]	23,325,476
PAREXEL International	112,514	[a,b]	7,521,561
Prestige Brands Holdings	111,549	[a,b]	5,967,871
United Therapeutics	94,847	[a,b]	11,477,435
			84,020,888
Real Estate - 12.0%
Alexander & Baldwin	97,888		3,856,787
Alexandria Real Estate Equities	155,456	[c]	17,457,709
American Campus Communities	274,602	[c]	14,847,730
Camden Property Trust	183,073	[c]	16,401,510
Care Capital Properties	176,603	[c]	5,223,917
Communications Sales & Leasing	287,911	[c]	8,948,274
Corporate Office Properties Trust	201,910	[c]	6,049,224
Corrections Corporation of America	249,881	[c]	8,008,686
DCT Industrial Trust	185,753	[c]	9,328,516
Douglas Emmett	295,953	[a,c]	11,258,052
Duke Realty	733,435	[c]	21,115,594
Education Realty Trust	140,833	[c]	6,779,701
EPR Properties	134,049	[c]	11,262,797
Equity One	191,292	[c]	6,364,285
First Industrial Realty Trust	244,627	[c]	7,209,158
Healthcare Realty Trust	240,047	[c]	8,680,099
Highwoods Properties	206,953	[c]	11,531,421
Hospitality Properties Trust	322,260	[c]	10,283,317
Jones Lang LaSalle	95,910		10,499,268
Kilroy Realty	195,696	[c]	14,326,904
Lamar Advertising, Cl. A	173,676	[c]	11,785,653
LaSalle Hotel Properties	238,067	[c]	6,558,746
Liberty Property Trust	308,803	[c]	12,778,268
Mack-Cali Realty	191,464	[c]	5,399,285
Medical Properties Trust	498,523	[c]	7,826,811
Mid-America Apartment Communities	160,149	[a,c]	16,978,997
National Retail Properties	305,535	[c]	16,242,241
Omega Healthcare Investors	351,662	[a,c]	12,132,339
Post Properties	112,951	[c]	7,182,554
Potlatch	86,505	[c]	3,308,816
Rayonier	258,865	[c]	7,046,305
Regency Centers	216,896	[c]	18,420,977
Senior Housing Properties Trust	504,549	[c]	11,206,033
Sovran Self Storage	98,486	[c]	10,082,012

Common Stocks - 98.0% (continued)	Shares		Value ($)
Real Estate - 12.0% (continued)
Tanger Factory Outlet Centers	202,244	[c]	8,441,665
Taubman Centers	128,291	[c]	10,381,308
Urban Edge Properties	195,570	[c]	5,849,499
Weingarten Realty Investors	245,375	[c]	10,597,746
WP GLIMCHER	393,752		4,992,775
			396,644,979
Retailing - 2.9%
Aaron's	135,025		3,233,849
Abercrombie & Fitch, Cl. A	141,970		2,940,199
American Eagle Outfitters	352,080	[a]	6,309,274
Ascena Retail Group	356,066	[b]	2,894,817
Big Lots	93,098	[a]	4,950,952
Cabela's	102,086	[b]	5,270,700
Chico's FAS	279,564		3,357,564
CST Brands	160,125		7,160,790
Dick's Sporting Goods	189,727		9,731,098
GameStop, Cl. A	217,626	[a]	6,735,525
Guess?	131,763	[a]	1,939,551
HSN	65,902		3,371,546
J.C. Penney	644,948	[a,b]	6,230,198
Murphy USA	79,007	[b]	6,055,096
Office Depot	1,025,439	[b]	3,548,019
Pool	89,518		9,155,901
Restoration Hardware Holdings	77,208	[a,b]	2,378,778
Williams-Sonoma	173,489	[a]	9,382,285
			94,646,142
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices	1,359,196	[a,b]	9,324,085
Cree	211,449	[a,b]	6,047,441
Cypress Semiconductor	662,770	[a]	7,714,643
Fairchild Semiconductor International	239,857	[b]	4,734,777
Integrated Device Technology	285,190	[b]	6,271,328
Intersil, Cl. A	282,380		4,314,766
Microsemi	240,800	[b]	9,391,200
Silicon Laboratories	81,740	[b]	4,355,107
Synaptics	76,923	[b]	3,996,150
Teradyne	425,621		8,406,015
			64,555,512
Software & Services - 8.6%
ACI Worldwide	243,925	[b]	4,832,154

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.0% (continued)	Shares		Value ($)
Software & Services - 8.6% (continued)
Acxiom	160,827	[b]	3,690,980
ANSYS	186,738	[b]	16,686,908
Broadridge Financial Solutions	250,764		16,971,707
Cadence Design Systems	638,298	[b]	15,351,067
CDK Global	329,388		19,035,332
CommVault Systems	87,045	[b]	4,503,708
Computer Sciences	291,852		13,959,281
comScore	99,989	[b]	2,594,715
Convergys	206,109		5,492,805
CoreLogic	189,238	[b]	7,622,507
DST Systems	66,408		8,190,099
Fair Isaac	65,827		8,336,331
Fortinet	310,193	[b]	10,760,595
Gartner	174,981	[b]	17,541,845
j2 Global	97,113		6,491,033
Jack Henry & Associates	167,399		14,940,361
Leidos Holdings	135,191	[a,b]	6,760,902
Manhattan Associates	152,184	[b]	8,834,281
MAXIMUS	136,111		8,019,660
Mentor Graphics	212,058		4,529,559
NeuStar, Cl. A	114,761	[b]	2,890,830
PTC	243,782	[b]	9,685,459
Rackspace Hosting	227,993	[b]	5,341,876
Science Applications International	87,213		5,299,062
Synopsys	321,996	[b]	17,439,303
Tyler Technologies	68,635	[a,b]	11,188,878
Ultimate Software Group	60,811	[b]	12,715,580
WebMD Health	81,946	[b]	4,999,525
WEX	81,256	[b]	7,612,062
			282,318,405
Technology Hardware & Equipment - 6.1%
3D Systems	220,560	[a,b]	2,953,298
ARRIS International	365,624	[b]	9,959,598
Arrow Electronics	194,609	[b]	12,939,552
Avnet	273,032		11,221,615
Belden	89,842		6,577,333
Brocade Communications Systems	984,202		9,153,079
Ciena	272,971	[b]	5,238,313
Cognex	179,528		8,109,280
Diebold	134,627	[a]	3,801,866

Common Stocks - 98.0% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.1% (continued)
FEI	86,879		9,245,663
Ingram Micro, Cl. A	312,582		10,702,808
InterDigital	73,012		4,311,359
IPG Photonics	78,086	[b]	6,581,869
Jabil Circuit	407,149		8,285,482
Keysight Technologies	357,282	[b]	10,446,926
Knowles	182,049	[b]	2,446,739
Lexmark International, Cl. A	132,650		4,864,275
National Instruments	212,041		6,081,336
NCR	261,521	[b]	8,622,347
NetScout Systems	196,270	[b]	5,491,635
Plantronics	70,344		3,393,395
Polycom	280,106	[b]	3,470,513
SYNNEX	61,143		6,146,706
Tech Data	74,406	[b]	5,798,460
Trimble Navigation	528,472	[b]	13,972,800
VeriFone Systems	231,910	[b]	4,443,396
ViaSat	95,136	[a,b]	7,023,891
Vishay Intertechnology	280,344	[a]	3,736,985
Zebra Technologies, Cl. A	110,401	[b]	5,852,357
			200,872,876
Telecommunication Services - .2%
Telephone & Data Systems	202,009		6,361,263
Transportation - 1.4%
Genesee & Wyoming, Cl. A	121,753	[a,b]	7,883,507
JetBlue Airways	678,730	[b]	12,441,121
Kirby	113,188	[b]	6,167,614
Landstar System	89,396		6,301,524
Old Dominion Freight Line	144,318	[b]	10,053,192
Werner Enterprises	95,544		2,400,065
			45,247,023
Utilities - 5.6%
Aqua America	373,294		12,930,904
Atmos Energy	216,819		17,299,988
Black Hills	109,905		6,929,510
Great Plains Energy	328,324		9,777,489
Hawaiian Electric Industries	229,620		7,129,701
IDACORP	107,250		8,671,162
MDU Resources Group	415,171		9,984,863
National Fuel Gas	180,527	[a]	10,201,581

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.0% (continued)	Shares		Value ($)
Utilities - 5.6% (continued)
New Jersey Resources	183,329		6,827,172
OGE Energy	423,861		13,635,608
ONE Gas	109,731		7,128,126
PNM Resources	169,921		5,838,486
Questar	369,827		9,308,546
Southwest Gas	99,577		7,717,217
Talen Energy	130,469	[b]	1,774,378
UGI	365,774		16,554,931
Vectren	176,088		9,109,032
Westar Energy	300,514		16,699,563
WGL Holdings	107,184		7,587,555
			185,105,812
Total Common Stocks (cost $2,231,113,247)			3,226,597,294
	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.22%, 9/15/16
(cost $2,909,187)	2,910,000	[d]	2,909,255
Other Investment - 1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $62,070,075)	62,070,075	[e]	62,070,075
Investment of Cash Collateral for Securities Loaned - 4.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $146,942,785)	146,942,785	[e]	146,942,785
Total Investments (cost $2,443,035,294)	104.5%		3,438,519,409
Liabilities, Less Cash and Receivables	(4.5%)		(146,790,120)
Net Assets	100.0%		3,291,729,289

[a] Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $311,432,739 and the value of the collateral held by the fund was $316,426,254, consisting of cash collateral of $146,942,785 and U.S. Government & Agency securities valued at $169,483,469.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open financial futures contracts.
[e] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Real Estate	12.0
Capital Goods	9.9
Software & Services	8.6
Materials	7.1
Short-Term/Money Market Investments	6.5
Health Care Equipment & Services	6.4
Technology Hardware & Equipment	6.1
Banks	5.9
Utilities	5.6
Insurance	4.7
Diversified Financials	3.6
Consumer Durables & Apparel	3.5
Energy	3.4
Consumer Services	3.2
Food, Beverage & Tobacco	3.1
Retailing	2.9
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Commercial & Professional Services	2.1
Semiconductors & Semiconductor Equipment	2.0
Media	1.6
Transportation	1.4
Food & Staples Retailing	.8
Automobiles & Components	.7
Household & Personal Products	.6
Telecommunication Services	.2
104.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	3,216,924,322	-	-	3,216,924,322
Equity Securities—
Foreign Common
Stocks†	9,672,972	-	-	9,672,972
Mutual Funds	209,012,860	-	-	209,012,860
U.S. Treasury	-	2,909,255	-	2,909,255
Other Financial
Instruments:
Financial Futures††	2,735,614	-	-	2,735,614

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Midcap Index Fund
July 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	07/31/2016	($)

Financial Futures Long
E-mini Standard & Poor's Midcap	437	68,036,530	September 2016	2,735,614
Gross Unrealized Appreciation				2,735,614

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

 Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At July 31, 2016, accumulated net unrealized appreciation on investments was $995,484,115, consisting of $1,144,698,363 gross unrealized appreciation and $149,214,248 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)